Financial Instruments And Risk Management (Derivatives Designated As Hedging Instruments Fair Values Of Derivative Instruments) (Details) (Designated as Hedging Instrument, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 36,647	$ 29,773
Liability Derivatives, Fair Value	25,686	57,733
Interest rate swaps | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	36,647	29,773
Interest rate swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	9,823	658
Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	$ 15,863	$ 57,075